4. Fair Value: Fair Value Measurements, by Fair Value hierarchy (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Corporate Debt Securities
Investments, Fair Value Disclosure	$ 311,442	$ 457,835
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	211,888,274	193,601,244
Investments, Fair Value Disclosure	212,199,716	204,568,031
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	311,442	457,835
Fair Value, Inputs, Level 1 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	311,442	10,966,787
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	211,888,274	193,601,244
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	211,888,274	193,601,244
Fair Value, Inputs, Level 3 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3
Investments, Fair Value Disclosure	$ 0	$ 0